UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Gould Investment Partners LLC
Address:  1235 Westlakes Drive, Suite #280
          Berwyn, PA 19312

Form 13F File Number: 28-12096

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Barbara A. Grosso
Title:    Vice President, CCO, Secretary & Treasurer
Phone:    610-540-1306

Signature, Place, and Date of Signing:

  /s/ Barbara A. Grosso            Berwyn, PA                5/1/2007
--------------------------     -------------------        -------------
      [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-01190                 Frank Russell Company
-----------------        ---------------------------
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           61

Form 13F Information Table Value Total:  $   113,528
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

Gould Investment Partners
FORM 13F
31-Mar-07

                                                                                                                Voting Authority
                                                                                                              --------------------
                                                            Value     Shares/  Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers    Sole   Shared  None
------------------------------   --------------  ---------  --------  -------  ---  ----  -------  --------   ------  ------  ----
AAR Corp.                        COM             000361105     1640    59500   SH         Sole                 59500
Acme Packet, Inc.                COM             004764106      222    15000   SH         Sole                 15000
Aeropostale, Inc.                COM             007865108     3122    77600   SH         Sole                 77600
Arena Resources, Inc.            COM             040049108     1408    28100   SH         Sole                 28100
Atheros Communications, Inc.     COM             04743P108      746    31200   SH         Sole                 31200
Blackboard, Inc.                 COM             091935502     1904    56600   SH         Sole                 56600
Buffalo Wild Wings, Inc.         COM             119848109     1440    22600   SH         Sole                 22600
Cbeyond, Inc.                    COM             149847105     1069    36450   SH         Sole                 36450
Chipotle Mexican Grill, Inc.     COM             169656105     1410    22700   SH         Sole                 22700
Crocs, Inc.                      COM             227046109     4127    87350   SH         Sole                 87350
Dealertrack Holdings, Inc.       COM             242309102     1887    61400   SH         Sole                 61400
Dick's Sporting Goods, Inc.      COM             253393102     2354    40400   SH         Sole                 40400
Dolby Laboratories, Inc.         COM             25659T107     1563    45300   SH         Sole                 45300
EV3, Inc.                        COM             26928A200     1005    51000   SH         Sole                 51000
Equinix, Inc.                    COM             29444U502     3528    41200   SH         Sole                 41200
FEI Company                      COM             30241L109     1161    32200   SH         Sole                 32200
GFI Group, Inc.                  COM             361652209     2331    34300   SH         Sole                 34300
Guess, Inc.                      COM             401617105     4676   115500   SH         Sole                115500
Healthcare Services Group, Inc   COM             421906108     1415    49400   SH         Sole                 49400
Healthextras, Inc.               COM             422211102     2259    78500   SH         Sole                 78500
Huron Consulting Group, Inc.     COM             447462102     1168    19200   SH         Sole                 19200
II VI, Inc.                      COM             902104108     1577    46600   SH         Sole                 46600
Iconix Brand Group, Inc.         COM             451055107     2356   115500   SH         Sole                115500
Int'l Securities Exchange Hold   COM             46031W204     1864    38200   SH         Sole                 38200
Intevac, Inc.                    COM             461148108     1400    53100   SH         Sole                 53100
J Crew Group, Inc.               COM             46612H402     2912    72500   SH         Sole                 72500
Kenexa Corp.                     COM             488879107     2774    89100   SH         Sole                 89100
Korn Ferry International         COM             500643200     1621    70700   SH         Sole                 70700
L-1 Identity Solutions, Inc.     COM             50212A106      580    35100   SH         Sole                 35100
LHC Group                        COM             50187A107     1926    59400   SH         Sole                 59400
Life Time Fitness, Inc.          COM             53217R207     2154    41900   SH         Sole                 41900
Lions Gate Entertainment Corp.   COM             535919203     1124    98500   SH         Sole                 98500
LivePerson, Inc.                 COM             538146101     1694   214900   SH         Sole                214900
Men's Wearhouse, Inc.            COM             587118100     2649    56300   SH         Sole                 56300
Miller Herman, Inc.              COM             600544100     1846    55141   SH         Sole                 55141
Oceaneering International, Inc   COM             675232102      270     6400   SH         Sole                  6400
Palomar Med Tech Inc. New        COM             697529303     2133    53400   SH         Sole                 53400
Priceline.com, Inc.              COM             741503403     3158    59300   SH         Sole                 59300
Riverbed Technology              COM             768573107      702    25400   SH         Sole                 25400
Salary.com, Inc.                 COM             794006106      145    13000   SH         Sole                 13000
Sigma Designs, Inc.              COM             826565103     2267    86300   SH         Sole                 86300
Smith Micro Software, Inc.       COM             832154108     1124    60300   SH         Sole                 60300
Spectrum Control, Inc.           COM             847615101     1017    82700   SH         Sole                 82700
Stratasys, Inc.                  COM             862685104     2166    50700   SH         Sole                 50700
Tempur-Pedic Intl. Inc.          COM             88023U101     1123    43200   SH         Sole                 43200
Ultra Clean Holdings, Inc.       COM             90385V107     1808   104500   SH         Sole                104500
Varian Semiconductor Equipment   COM             922207105     4452    83400   SH         Sole                 83400
Vasco Data Security Internatio   COM             92230Y104     4158   232700   SH         Sole                232700
Verifone Holdings, Inc.          COM             92342Y109     2459    66951   SH         Sole                 66951
ViaSat, Inc.                     COM             92552V100      300     9100   SH         Sole                  9100
Vocus, Inc.                      COM             92858J108     2521   125250   SH         Sole                125250
Wellcare Health Plans, Inc.      COM             94946T106     2898    34000   SH         Sole                 34000
Zumiez, Inc.                     COM             989817101     1801    44900   SH         Sole                 44900
Baidu.com, Inc.                  ADR             056752108      232     2400   SH         Sole                  2400
Core Laboratories N V            ADR             N22717107     3252    38800   SH         Sole                 38800
Focus Media Holdings, Ltd.       ADR             34415V109      408     5205   SH         Sole                  5205
GMarket, Inc.                    ADR             38012G100      492    28300   SH         Sole                 28300
Icon Plc                         ADR             45103T107     2287    53700   SH         Sole                 53700
Radvision, Ltd.                  ADR             M81869105     1666    70600   SH         Sole                 70600
Shanda Interactive Ent. Ltd.     ADR             81941Q203     1552    57800   SH         Sole                 57800
Vistaprint Limited               ADR             G93762204     2221    58000   SH         Sole                 58000